As filed with the Securities and Exchange Commission on May 10, 2013

1933 Act File No. 033-13019
1940 Act File No. 811-05083

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒
Pre-Effective Amendment No. ___ ☐
Post-Effective Amendment No. 53 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒
Amendment No. 54 ☒

VAN ECK VIP TRUST
(Exact Name of Registrant as Specified in Charter)

335 Madison Avenue
New York, New York 10017
(Address of Principal Executive Offices)(Zip Code)
Registrant’s Telephone Number, Including Area Code: (212) 293-2000

Joseph J. McBrien, Esq.
Van Eck Associates Corporation
335 Madison Avenue
New York, New York 10017
(Name and Address of Agent for Service)

Copy to:
Philip H. Newman, Esq.
Goodwin Procter LLP
Exchange Place
53 State Street
Boston, Massachusetts 02109

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box)

☒ immediately upon filing pursuant to paragraph (b)
☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 10th day of May, 2013.

VAN ECK VIP TRUST

By: /s/ Jan F. van Eck

Name:   Jan F. van Eck

Title:     Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment no. 53 to the registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

/s/ Jan F. van Eck Jan F. van Eck	Chief Executive Officer and President	May 10, 2013
/s/ John J. Crimmins John J. Crimmins	Vice President, Treasurer, Chief Financial Officer and Principal Accounting Officer	May 10, 2013
/s/ Jane DiRenzo Pigott* Jane DiRenzo Pigott*	Trustee	May 10, 2013
/s/ Jon Lukomnik* Jon Lukomnik*	Trustee	May 10, 2013
/s/ Wayne H. Shaner* Wayne H. Shaner*	Trustee	May 10, 2013
/s/ R. Alastair Short* R. Alastair Short*	Trustee	May 10, 2013
/s/ Richard D. Stamberger* Richard D. Stamberger*	Trustee	May 10, 2013
/s/ Robert L. Stelzl* Robert L. Stelzl*	Trustee	May 10, 2013

*BY:	/s/ JOSEPH J. MCBRIEN
Joseph J. McBrien
Attorney-in-Fact
May 10, 2013
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EXHIBITS INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Label Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase
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